Condensed Financial Information of the Company (Details) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended				6 Months Ended	12 Months Ended
	Jun. 30, 2011 CNY	Jun. 30, 2013 USD ($)	Jun. 30, 2013 CNY	Jun. 30, 2012 CNY	Dec. 31, 2010 CNY	Jun. 30, 2011 Prc Subsidiary and Vies [Member] CNY	Jun. 30, 2013 Prc Subsidiary and Vies [Member] USD ($)	Jun. 30, 2013 Prc Subsidiary and Vies [Member] CNY	Jun. 30, 2012 Prc Subsidiary and Vies [Member] CNY	Dec. 31, 2010 Prc Subsidiary and Vies [Member] CNY
Revenue	1,026,168 [1]	$ 960,661	5,895,962	6,918,807	29,022	0	$ 0	0	0	0
Cost of revenue	(779,114)	(715,552)	(4,391,630)	(5,383,062)	(17,345)	0	0	0	0	0
Gross profit	247,054	245,109	1,504,332	1,535,745	11,677	0	0	0	0	0
Operating expenses
General and administrative expenses	(271,112)	(222,387)	(1,364,878)	(1,361,201)	(98,671)	(8,151)	(1,993)	(12,233)	(13,934)	(26,293)
Total operating expenses	(278,145)	(429,293)	(2,634,744)	(1,393,238)	(98,785)	(8,151)	(1,993)	(12,233)	(13,934)	(26,293)
Operating income (loss)	(31,091)	(184,184)	(1,130,412)	142,507	(87,108)	(8,151)	(1,993)	(12,233)	(13,934)	(26,293)
Interest income	14,123	2,261	13,875	57,494	22,448	47	0	2	114	385
Interest expense	(22,316)	(14,738)	(90,454)	(118,548)	(2,266)	(15)	(2)	(11)	(23)	(21)
Exchange gain (loss)	(12,834)	4,338	26,624	9,153	(2,843)	(317)	(101)	(618)	(1,206)	(70)
Equity in loss of subsidiaries and variable interest entities						26,446	(136,271)	(836,352)	(1,700)	(48,345)
Other income, net	2,251	2,730	16,754	29,057	20,634	357	28	171	767	19,557
Loss before income tax	12,745	(197,253)	(1,210,620)	82,296	(50,753)	18,367	(138,339)	(849,041)	(15,982)	(54,787)
Income tax	1,096	(4,638)	(28,467)	(13,630)	(7,104)	0		0	0	(4,384)
Net loss	18,367	(138,339)	(849,041)	(15,982)	(59,171)	18,367	(138,339)	(849,041)	(15,982)	(59,171)
Net loss attributable to ordinary shareholders						18,367	$ (138,339)	(849,041)	(15,982)	(59,171)

[1]	Revenue from countries other than China represents only two months results as a result of PGW acquisition.